FINANCIAL INSTRUMENTS - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	£ 6,541	£ 6,828
Trading liabilities:
Trading Liabilities	16,582	15,818
Total financial liabilities carried at fair value, excluding derivatives	23,123	22,646
Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	14,962	14,996
Other deposits
Trading liabilities:
Trading Liabilities	0	6
Short positions in securities
Trading liabilities:
Trading Liabilities	1,620	816
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	0	0
Trading liabilities:
Trading Liabilities	1,569	778
Total financial liabilities carried at fair value, excluding derivatives	1,569	778
Level 1 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 1 | Other deposits
Trading liabilities:
Trading Liabilities	0	0
Level 1 | Short positions in securities
Trading liabilities:
Trading Liabilities	1,569	778
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	6,504	6,783
Trading liabilities:
Trading Liabilities	15,013	15,040
Total financial liabilities carried at fair value, excluding derivatives	21,517	21,823
Level 2 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	14,962	14,996
Level 2 | Other deposits
Trading liabilities:
Trading Liabilities	0	6
Level 2 | Short positions in securities
Trading liabilities:
Trading Liabilities	51	38
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	37	45
Trading liabilities:
Trading Liabilities	0	0
Total financial liabilities carried at fair value, excluding derivatives	37	45
Level 3 | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 3 | Other deposits
Trading liabilities:
Trading Liabilities	0	0
Level 3 | Short positions in securities
Trading liabilities:
Trading Liabilities	£ 0	£ 0